CONSOLIDATED QUARTERLY RESULTS - UNAUDITED (Tables)	12 Months Ended
Dec. 31, 2011
CONSOLIDATED QUARTERLY RESULTS - UNAUDITED
Schedule of unaudited consolidated quarterly operating data
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars In Thousands, Except Per Share Amounts)
2011
Premiums and policy fees	$666,343	$716,586	$696,978	$720,233
Reinsurance ceded	(331,808)	(364,248)	(326,967)	(371,652)

Net of reinsurance ceded	334,535	352,338	370,011	348,581
Net investment income	444,213	448,785	462,926	464,719
Realized investment gains (losses)	(13,877)	14,437	30,585	1,077
Other income	72,209	87,224	75,859	72,520

Total revenues	837,080	902,784	939,381	886,897
Total benefits and expenses	746,366	767,945	817,095	764,260

Income before income tax	90,714	134,839	122,286	122,637
Income tax expense	31,887	46,920	39,429	36,603

Net income	58,827	87,919	82,857	86,034
Less: Net income (loss) attributable to noncontrolling interests	(51)	296	—	—

Net income available to PLC's common shareowners	$58,878	$87,623	$82,857	$86,034

Net income available to PLC's common shareowners—basic	$0.68	$1.01	$0.98	$1.03
Average shares outstanding—basic	86,603,228	86,346,216	84,722,232	83,205,456
Net income available to PLC's common shareowners—diluted	$0.67	$1.00	$0.96	$1.02
Average shares outstanding—diluted	87,820,085	87,653,731	86,004,571	84,464,572
2010
Premiums and policy fees	$628,772	$679,241	$640,265	$677,116
Reinsurance ceded	(305,829)	(379,729)	(334,040)	(388,742)

Net of reinsurance ceded	322,943	299,512	306,225	288,374
Net investment income	411,997	422,500	429,548	419,631
Realized investment gains (losses)	12,958	(68,982)	9,138	21,493
Other income	43,872	59,072	58,190	61,284

Total revenues	791,770	712,102	803,101	790,782
Total benefits and expenses	700,777	672,949	718,852	670,405

Income before income tax	90,993	39,153	84,249	120,377
Income tax expense	27,929	14,248	28,564	39,162

Net income	63,064	24,905	55,685	81,215
Less: Net income (loss) attributable to noncontrolling interests	(73)	(127)	(77)	(168)

Net income available to PLC's common shareowners	$63,137	$25,032	$55,762	$81,383

Net income available to PLC's common shareowners—basic	$0.73	$0.29	$0.64	$0.94
Average shares outstanding—basic	86,500,199	86,562,379	86,603,569	86,600,622
Net income available to PLC's common shareowners—diluted	$0.72	$0.29	$0.64	$0.93
Average shares outstanding—diluted	87,551,386	87,666,035	87,701,592	87,781,602